Average Annual Total Returns - ETF - Vanguard Financials Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(2.10%)	10.79%	10.54%	(2.71%)	10.22%	9.95%	(0.94%)	8.48%	8.53%	(2.01%)	10.81%	10.54%	(2.01%)	10.90%	10.64%	21.01%	15.46%	13.84%